INCOME TAX - Income Tax Rate Reconciliation (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Income Taxes [Abstract]
Net loss for the year	$ (113,137)	$ (78,080)
Expected recovery at statutory rate	29,981	20,691
Non-capital loss acquired on acquisition of subsidiary	0	11,658
Share-based compensation	(10,497)	(3,680)
Share issuance costs	122	4,420
Difference between Canadian and foreign tax rates	(9,317)	(5,440)
Effect of exchange on unbooked deferred tax assets	351	(112)
Non-deductible expenses	(103)	(132)
Change in unrecognized deferred tax assets	(10,537)	(27,405)
Income tax recovery	$ 0	$ 0